Expense Example, No Redemption {- Franklin Florida Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-21 - Franklin Florida Tax-Free Income Fund - Class C	Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 127
3 Years	397
5 Years	686
10 Years	$ 1,511